OTHER CURRENT LIABILITIES - Reconciliation of other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses	$ (20,686)	$ (12,607)
Deferred charter revenue	(32,963)	(26,873)
Other current liabilities	(1,673)	(2,901)
Provisions	(247)	(606)
Total other current liabilities	$ (55,569)	$ (42,987)